Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

July 31, 2020

CGI-QTLY-0920
1.9891258.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Entertainment - 2.0%
Activision Blizzard, Inc.	6,992	$577,749
Electronic Arts, Inc. (a)	927	131,282
Live Nation Entertainment, Inc. (a)	3,295	154,239
Netflix, Inc. (a)	9,863	4,821,823
Roku, Inc. Class A (a)	2,355	364,766
Spotify Technology SA (a)	3,032	781,710
Take-Two Interactive Software, Inc. (a)	2,409	395,124
World Wrestling Entertainment, Inc. Class A	1,074	50,059
Zynga, Inc. (a)	17,099	168,083
		7,444,835
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	4,554	6,776,124
Class C (a)	6,185	9,172,108
Facebook, Inc. Class A (a)	55,690	14,126,882
InterActiveCorp (a)	1,739	230,278
Match Group, Inc.(a)	5,069	520,586
Pinterest, Inc. Class A (a)	7,780	266,776
Zillow Group, Inc. Class C (a)(b)	527	36,042
		31,128,796
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	7,418	200,212
Cable One, Inc.	119	216,885
Charter Communications, Inc. Class A (a)	3,129	1,814,820
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	435	15,134
Liberty SiriusXM Series C (a)	309	10,812
Nexstar Broadcasting Group, Inc. Class A	694	60,829
Sirius XM Holdings, Inc.	16,801	98,790
		2,417,482

TOTAL COMMUNICATION SERVICES		40,991,113

CONSUMER DISCRETIONARY - 16.0%
Automobiles - 1.4%
Tesla, Inc. (a)	3,430	4,907,507
Distributors - 0.1%
Pool Corp.	898	284,397
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	919	98,554
Chegg, Inc. (a)	2,778	224,935
Frontdoor, Inc. (a)	339	14,236
H&R Block, Inc.	3,234	46,893
		384,618
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	645	745,078
Domino's Pizza, Inc.	902	348,722
Dunkin' Brands Group, Inc.	1,631	112,099
Las Vegas Sands Corp.	3,345	145,976
McDonald's Corp.	2,467	479,289
Planet Fitness, Inc. (a)	1,054	55,019
Starbucks Corp.	15,642	1,197,082
Vail Resorts, Inc.	71	13,634
Wendy's Co.	4,264	98,840
Wynn Resorts Ltd.	572	41,430
Yum China Holdings, Inc.	477	24,441
Yum! Brands, Inc.	519	47,255
		3,308,865
Household Durables - 0.0%
NVR, Inc. (a)	8	31,441
Tempur Sealy International, Inc. (a)	796	64,436
		95,877
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	9,835	31,124,628
eBay, Inc.	14,135	781,383
Etsy, Inc. (a)	2,748	325,308
Expedia, Inc.	369	29,893
GrubHub, Inc. (a)	198	14,304
The Booking Holdings, Inc. (a)	948	1,575,699
Wayfair LLC Class A (a)(b)	1,383	368,002
		34,219,217
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	4,830	53,661
Peloton Interactive, Inc. Class A (a)	509	34,724
Polaris, Inc.	151	15,648
		104,033
Multiline Retail - 0.4%
Dollar General Corp.	5,834	1,110,794
Dollar Tree, Inc. (a)	2,588	241,590
Ollie's Bargain Outlet Holdings, Inc. (a)	1,106	116,241
		1,468,625
Specialty Retail - 2.8%
AutoZone, Inc. (a)	319	385,167
Best Buy Co., Inc.	905	90,129
Burlington Stores, Inc. (a)	1,360	255,680
CarMax, Inc. (a)	277	26,861
Carvana Co. Class A (a)(b)	1,266	196,167
Five Below, Inc. (a)	1,280	139,405
Floor & Decor Holdings, Inc. Class A (a)	1,890	124,551
Lowe's Companies, Inc.	17,528	2,610,094
O'Reilly Automotive, Inc. (a)	1,695	809,159
Ross Stores, Inc.	6,551	587,428
The Home Depot, Inc.	12,455	3,306,678
TJX Companies, Inc.	22,514	1,170,503
Tractor Supply Co.	2,677	382,115
Ulta Beauty, Inc. (a)	1,153	222,517
Williams-Sonoma, Inc. (b)	321	27,966
		10,334,420
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	2,631	856,627
NIKE, Inc. Class B	28,085	2,741,377
VF Corp.	458	27,645
		3,625,649

TOTAL CONSUMER DISCRETIONARY		58,733,208

CONSUMER STAPLES - 4.8%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)(b)	198	160,467
Brown-Forman Corp.:
Class A	383	24,221
Class B (non-vtg.)	4,008	277,915
Monster Beverage Corp. (a)	8,561	671,867
PepsiCo, Inc.	23,624	3,252,080
The Coca-Cola Co.	52,627	2,486,099
		6,872,649
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	9,038	2,942,140
Grocery Outlet Holding Corp. (a)	834	36,688
Sprouts Farmers Market LLC (a)	2,242	59,144
Sysco Corp.	8,008	423,223
		3,461,195
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	956	120,360
Campbell Soup Co.	2,057	101,965
Kellogg Co.	2,000	137,980
Lamb Weston Holdings, Inc.	789	47,403
McCormick & Co., Inc. (non-vtg.)	1,601	312,035
Pilgrim's Pride Corp. (a)	459	7,046
The Hershey Co.	2,631	382,574
		1,109,363
Household Products - 1.2%
Church & Dwight Co., Inc.	5,687	547,829
Clorox Co.	2,072	490,049
Energizer Holdings, Inc.	1,070	53,639
Procter & Gamble Co.	25,251	3,310,911
Reynolds Consumer Products, Inc.	320	10,899
		4,413,327
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,587	906,116
Herbalife Nutrition Ltd. (a)	363	18,600
		924,716
Tobacco - 0.2%
Altria Group, Inc.	18,793	773,332

TOTAL CONSUMER STAPLES		17,554,582

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	5,349	264,669
Equitrans Midstream Corp. (b)	1,175	11,339
		276,008
FINANCIALS - 2.0%
Capital Markets - 1.3%
Apollo Global Management LLC Class A	1,988	97,611
Ares Management Corp.	2,292	91,542
Carlyle Group LP	239	6,804
Cboe Global Markets, Inc.	572	50,164
FactSet Research Systems, Inc.	860	297,818
Intercontinental Exchange, Inc.	4,405	426,316
LPL Financial	159	12,564
MarketAxess Holdings, Inc.	852	440,228
Moody's Corp.	3,764	1,058,813
Morningstar, Inc.	432	72,593
MSCI, Inc.	1,918	721,130
S&P Global, Inc.	3,293	1,153,373
T. Rowe Price Group, Inc.	1,307	180,497
Tradeweb Markets, Inc. Class A	1,666	90,081
Virtu Financial, Inc. Class A	1,163	28,842
		4,728,376
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	14	6,551
LendingTree, Inc. (a)(b)	168	58,177
SLM Corp.	2,031	13,750
		78,478
Insurance - 0.7%
Alleghany Corp.	35	18,281
Aon PLC	5,317	1,091,155
Axis Capital Holdings Ltd.	134	5,376
Brown & Brown, Inc.	375	17,051
Erie Indemnity Co. Class A	326	68,499
Lincoln National Corp.	487	18,150
Marsh & McLennan Companies, Inc.	9,118	1,063,159
Primerica, Inc.	555	66,411
Progressive Corp.	3,905	352,778
RenaissanceRe Holdings Ltd.	391	70,529
		2,771,389

TOTAL FINANCIALS		7,578,243

HEALTH CARE - 14.5%
Biotechnology - 3.9%
AbbVie, Inc.	38,406	3,645,113
ACADIA Pharmaceuticals, Inc. (a)	2,567	106,710
Acceleron Pharma, Inc. (a)	1,049	104,029
Agios Pharmaceuticals, Inc. (a)	22	997
Alexion Pharmaceuticals, Inc. (a)	781	80,045
Alnylam Pharmaceuticals, Inc. (a)	2,650	386,264
Amgen, Inc.	13,652	3,340,235
Biogen, Inc. (a)	1,143	313,971
BioMarin Pharmaceutical, Inc. (a)	3,798	455,038
bluebird bio, Inc. (a)	687	41,701
Exact Sciences Corp. (a)	2,995	283,776
Exelixis, Inc. (a)	2,388	55,139
Global Blood Therapeutics, Inc. (a)(b)	1,387	93,595
Immunomedics, Inc. (a)	4,836	204,224
Incyte Corp. (a)	4,222	416,965
Ionis Pharmaceuticals, Inc. (a)	1,534	88,297
Iovance Biotherapeutics, Inc. (a)	3,176	92,326
Moderna, Inc. (a)(b)	6,216	460,606
Neurocrine Biosciences, Inc. (a)	2,125	255,765
Regeneron Pharmaceuticals, Inc. (a)	2,243	1,417,733
Repligen Corp. (a)	1,214	183,205
Sage Therapeutics, Inc. (a)	66	3,008
Sarepta Therapeutics, Inc. (a)	1,721	264,208
Seattle Genetics, Inc. (a)	2,820	468,881
Vertex Pharmaceuticals, Inc. (a)	6,023	1,638,256
		14,400,087
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	15,394	1,549,252
Abiomed, Inc. (a)	1,026	307,738
Align Technology, Inc. (a)	1,809	531,520
Baxter International, Inc.	4,949	427,495
DexCom, Inc. (a)	2,132	928,571
Edwards Lifesciences Corp. (a)	14,303	1,121,498
Haemonetics Corp. (a)	1,078	94,497
Hill-Rom Holdings, Inc.	178	17,305
Hologic, Inc. (a)	4,125	287,843
ICU Medical, Inc. (a)	108	19,843
IDEXX Laboratories, Inc. (a)	1,949	775,215
Insulet Corp. (a)	1,453	295,482
Intuitive Surgical, Inc. (a)	2,685	1,840,406
Masimo Corp. (a)	1,105	243,233
Novocure Ltd. (a)	2,290	173,559
Penumbra, Inc. (a)	744	165,101
Quidel Corp. (a)	852	240,664
ResMed, Inc.	3,321	672,536
STERIS PLC	108	17,240
Stryker Corp.	2,621	506,639
Tandem Diabetes Care, Inc. (a)	1,210	126,397
Teleflex, Inc.	675	251,843
The Cooper Companies, Inc.	137	38,761
Varian Medical Systems, Inc. (a)	285	40,675
West Pharmaceutical Services, Inc.	1,702	457,617
		11,130,930
Health Care Providers & Services - 2.5%
Amedisys, Inc. (a)	733	171,639
AmerisourceBergen Corp.	1,604	160,705
Anthem, Inc.	1,505	412,069
Cardinal Health, Inc.	6,786	370,651
Centene Corp. (a)	3,920	255,780
Chemed Corp.	355	174,727
Cigna Corp.	2,269	391,834
DaVita HealthCare Partners, Inc. (a)	322	28,140
Encompass Health Corp.	1,037	70,599
Guardant Health, Inc. (a)	1,696	144,465
HCA Holdings, Inc.	3,222	408,034
Humana, Inc.	1,168	458,382
Laboratory Corp. of America Holdings (a)	130	25,080
McKesson Corp.	2,789	418,796
Molina Healthcare, Inc. (a)	924	170,663
UnitedHealth Group, Inc.	18,216	5,515,440
		9,177,004
Health Care Technology - 0.5%
Cerner Corp.	7,066	490,734
Change Healthcare, Inc. (a)	3,695	43,084
Livongo Health, Inc. (b)	1,250	159,063
Teladoc Health, Inc. (a)	1,548	367,851
Veeva Systems, Inc. Class A (a)	3,098	819,638
		1,880,370
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	1,249	122,864
Adaptive Biotechnologies Corp. (a)	1,626	60,682
Agilent Technologies, Inc.	621	59,821
Avantor, Inc. (a)	9,489	209,517
Bio-Techne Corp.	830	228,383
Bruker Corp.	1,013	45,200
Charles River Laboratories International, Inc. (a)	1,009	200,781
Illumina, Inc. (a)	3,404	1,300,873
IQVIA Holdings, Inc. (a)	1,664	263,561
Mettler-Toledo International, Inc. (a)	514	480,590
PerkinElmer, Inc.	486	57,790
PPD, Inc.	1,178	34,598
PRA Health Sciences, Inc. (a)	1,253	133,520
Syneos Health, Inc. (a)	150	9,359
Thermo Fisher Scientific, Inc.	5,378	2,226,223
Waters Corp. (a)	98	20,889
		5,454,651
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	19,071	1,118,705
Eli Lilly & Co.	19,538	2,936,366
Horizon Pharma PLC (a)	3,911	239,314
Johnson & Johnson	8,193	1,194,212
Merck & Co., Inc.	51,215	4,109,492
Reata Pharmaceuticals, Inc. (a)	468	69,124
Zoetis, Inc. Class A	9,980	1,513,766
		11,180,979

TOTAL HEALTH CARE		53,224,021

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,454	120,871
BWX Technologies, Inc.	1,434	78,182
HEICO Corp.	987	94,870
HEICO Corp. Class A	1,244	95,228
Huntington Ingalls Industries, Inc.	93	16,155
Lockheed Martin Corp.	5,740	2,175,288
Mercury Systems, Inc. (a)	1,012	78,359
Northrop Grumman Corp.	3,330	1,082,283
TransDigm Group, Inc.	262	113,074
Virgin Galactic Holdings, Inc. (a)	1,160	26,042
		3,880,352
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	492	46,110
Expeditors International of Washington, Inc.	2,348	198,429
United Parcel Service, Inc. Class B	10,797	1,541,380
XPO Logistics, Inc. (a)	92	6,902
		1,792,821
Building Products - 0.1%
Allegion PLC	1,409	140,139
Armstrong World Industries, Inc.	396	28,211
Carrier Global Corp.	7,176	195,474
Trex Co., Inc. (a)	1,360	189,489
		553,313
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,816	548,196
Copart, Inc. (a)	4,720	440,140
IAA Spinco, Inc. (a)	704	30,518
MSA Safety, Inc.	163	19,320
Rollins, Inc.	2,955	154,842
Waste Management, Inc.	1,264	138,534
		1,331,550
Construction & Engineering - 0.0%
Quanta Services, Inc.	502	20,065
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	1,278	201,387
Rockwell Automation, Inc.	1,301	283,800
Vertiv Holdings Co. (a)	4,748	68,846
		554,033
Industrial Conglomerates - 0.4%
3M Co.	8,606	1,294,945
Roper Technologies, Inc.	329	142,276
		1,437,221
Machinery - 0.3%
Allison Transmission Holdings, Inc.	1,627	60,785
Donaldson Co., Inc.	283	13,680
Graco, Inc.	1,904	101,369
Illinois Tool Works, Inc.	3,236	598,628
Lincoln Electric Holdings, Inc. (b)	593	53,601
Nordson Corp.	1,091	211,250
Toro Co.	2,214	157,969
		1,197,282
Professional Services - 0.7%
CoreLogic, Inc.	97	6,612
CoStar Group, Inc. (a)	891	757,136
Equifax, Inc.	2,081	338,287
IHS Markit Ltd.	5,014	404,780
TransUnion Holding Co., Inc.	4,016	359,713
Verisk Analytics, Inc.	3,674	693,321
		2,559,849
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	520	67,288
Landstar System, Inc.	687	83,663
Old Dominion Freight Lines, Inc.	1,952	356,865
Uber Technologies, Inc. (a)	24,334	736,347
Union Pacific Corp.	8,038	1,393,387
		2,637,550
Trading Companies & Distributors - 0.2%
Fastenal Co.	10,763	506,292
W.W. Grainger, Inc.	761	259,904
		766,196

TOTAL INDUSTRIALS		16,730,232

INFORMATION TECHNOLOGY - 43.4%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,119	290,683
Lumentum Holdings, Inc. (a)	190	17,638
Motorola Solutions, Inc.	414	57,877
Ubiquiti, Inc.	163	30,204
		396,402
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	3,977	420,608
CDW Corp.	3,291	382,579
Cognex Corp.	3,797	253,905
Coherent, Inc. (a)	451	62,612
Dolby Laboratories, Inc. Class A	184	12,806
IPG Photonics Corp. (a)	55	9,846
Jabil, Inc.	690	24,053
Keysight Technologies, Inc. (a)	1,449	144,741
Zebra Technologies Corp. Class A (a)	1,110	311,633
		1,622,783
IT Services - 8.4%
Accenture PLC Class A	14,782	3,322,698
Akamai Technologies, Inc. (a)	3,049	342,830
Automatic Data Processing, Inc.	8,573	1,139,437
Black Knight, Inc. (a)	3,382	253,379
Booz Allen Hamilton Holding Corp. Class A	3,159	258,280
Broadridge Financial Solutions, Inc.	2,652	356,270
CACI International, Inc. Class A (a)	93	19,327
Cognizant Technology Solutions Corp. Class A	922	62,991
EPAM Systems, Inc. (a)	1,235	358,249
Fastly, Inc. Class A (a)	1,681	162,200
Fiserv, Inc. (a)	3,822	381,397
FleetCor Technologies, Inc. (a)	1,911	494,127
Gartner, Inc. (a)	1,995	248,657
Genpact Ltd.	1,753	69,804
GoDaddy, Inc. (a)	3,816	268,188
Jack Henry & Associates, Inc.	1,374	244,984
Leidos Holdings, Inc.	301	28,643
MasterCard, Inc. Class A	20,460	6,312,524
MongoDB, Inc. Class A (a)(b)	969	221,979
Okta, Inc. (a)	2,665	588,912
Paychex, Inc.	5,883	423,105
PayPal Holdings, Inc. (a)	27,239	5,340,751
Science Applications International Corp.	180	14,396
Square, Inc. (a)	8,376	1,087,624
StoneCo Ltd. Class A (a)	3,563	169,991
Switch, Inc. Class A	2,047	36,826
The Western Union Co.	1,776	43,121
Twilio, Inc. Class A (a)	2,476	686,892
VeriSign, Inc. (a)	1,397	295,717
Visa, Inc. Class A (b)	39,157	7,455,493
WEX, Inc. (a)	58	9,185
		30,697,977
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (a)	25,151	1,947,442
Analog Devices, Inc.	1,055	121,167
Applied Materials, Inc.	21,249	1,366,948
Broadcom, Inc.	8,582	2,718,349
Enphase Energy, Inc. (a)	2,425	146,373
Entegris, Inc.	2,937	211,200
Inphi Corp. (a)	1,110	145,033
KLA-Tencor Corp.	3,596	718,589
Lam Research Corp.	3,362	1,268,012
Maxim Integrated Products, Inc.	2,014	137,133
Microchip Technology, Inc.	4,082	415,262
MKS Instruments, Inc.	969	123,489
Monolithic Power Systems, Inc.	1,004	266,070
NVIDIA Corp.	13,692	5,813,486
Qualcomm, Inc.	26,100	2,756,421
SolarEdge Technologies, Inc. (a)	1,121	196,287
Teradyne, Inc.	3,832	340,895
Texas Instruments, Inc.	10,594	1,351,265
Universal Display Corp.	975	170,089
Xilinx, Inc.	5,659	607,494
		20,821,004
Software - 17.8%
2U, Inc. (a)(b)	426	20,062
Adobe, Inc. (a)	11,156	4,956,834
Alteryx, Inc. Class A (a)(b)	1,222	214,449
Anaplan, Inc. (a)	3,010	136,684
ANSYS, Inc. (a)	1,985	616,541
Aspen Technology, Inc. (a)	1,463	142,291
Atlassian Corp. PLC (a)	2,895	511,402
Autodesk, Inc. (a)	3,387	800,788
Avalara, Inc. (a)	1,784	239,859
Bill.Com Holdings, Inc. (a)	390	36,313
Cadence Design Systems, Inc. (a)	6,389	697,998
CDK Global, Inc.	352	16,002
Ceridian HCM Holding, Inc. (a)	1,732	135,598
Citrix Systems, Inc.	783	111,781
Cloudflare, Inc. (a)	2,443	101,678
Coupa Software, Inc. (a)	1,539	471,627
Crowdstrike Holdings, Inc. (a)	1,941	219,721
Datadog, Inc. Class A (a)	3,532	331,514
DocuSign, Inc. (a)	4,085	885,751
Dropbox, Inc. Class A (a)	5,599	127,377
Dynatrace, Inc.	3,526	147,493
Elastic NV (a)	1,269	122,065
Everbridge, Inc. (a)	802	114,526
Fair Isaac Corp. (a)	649	285,034
FireEye, Inc. (a)(b)	758	11,446
Five9, Inc. (a)	1,434	173,256
Fortinet, Inc. (a)	3,082	426,241
Globant SA (a)	839	145,097
Guidewire Software, Inc. (a)	366	43,064
HubSpot, Inc. (a)	971	227,806
Intuit, Inc.	5,843	1,790,120
LogMeIn, Inc.	78	6,693
Manhattan Associates, Inc. (a)	1,290	123,569
Medallia, Inc. (b)	1,866	57,342
Microsoft Corp.	173,680	35,606,137
New Relic, Inc. (a)	1,187	84,170
Nortonlifelock, Inc.	12,836	275,332
Nutanix, Inc. Class A (a)	4,130	91,645
Oracle Corp.	40,271	2,233,027
Pagerduty, Inc. (a)	1,530	46,634
Palo Alto Networks, Inc. (a)	2,266	579,915
Parametric Technology Corp. (a)	2,393	204,745
Paycom Software, Inc. (a)	1,149	326,741
Paylocity Holding Corp. (a)	813	108,292
Pegasystems, Inc.	847	99,006
Pluralsight, Inc. (a)(b)	2,051	43,420
Proofpoint, Inc. (a)	1,310	151,528
RealPage, Inc. (a)	1,792	112,914
RingCentral, Inc. (a)	1,770	513,778
Salesforce.com, Inc. (a)	18,621	3,628,302
ServiceNow, Inc. (a)	4,408	1,935,994
Slack Technologies, Inc. Class A (a)(b)	8,745	258,415
Smartsheet, Inc. (a)	2,492	118,968
Splunk, Inc. (a)	3,684	772,977
SS&C Technologies Holdings, Inc.	1,092	62,790
Synopsys, Inc. (a)	3,220	641,488
Teradata Corp. (a)	1,997	41,937
The Trade Desk, Inc. (a)	939	423,789
Tyler Technologies, Inc. (a)	904	322,954
VMware, Inc. Class A (a)(b)	1,840	257,986
Workday, Inc. Class A (a)	3,977	719,519
Zendesk, Inc. (a)	2,623	239,086
Zoom Video Communications, Inc. Class A (a)	3,874	983,647
Zscaler, Inc. (a)(b)	1,617	209,967
		65,543,125
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	94,858	40,318,442
Dell Technologies, Inc. (a)	218	13,043
NetApp, Inc.	2,843	125,945
Pure Storage, Inc. Class A (a)	3,271	58,420
		40,515,850

TOTAL INFORMATION TECHNOLOGY		159,597,141

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	648	185,736
Ecolab, Inc.	1,147	214,581
FMC Corp.	597	63,312
NewMarket Corp.	131	49,100
RPM International, Inc.	2,460	200,711
Sherwin-Williams Co.	1,910	1,237,527
The Scotts Miracle-Gro Co. Class A	895	141,920
W.R. Grace & Co.	434	20,020
		2,112,907
Containers & Packaging - 0.2%
Amcor PLC	5,594	57,618
Avery Dennison Corp.	815	92,372
Ball Corp.	6,916	509,225
Berry Global Group, Inc. (a)	1,062	53,089
Crown Holdings, Inc. (a)	312	22,333
Graphic Packaging Holding Co.	1,297	18,080
		752,717
Metals & Mining - 0.0%
Royal Gold, Inc.	1,081	151,264

TOTAL MATERIALS		3,016,888

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	10,231	2,674,281
Americold Realty Trust	478	19,287
Brookfield Property REIT, Inc. Class A (b)	1,307	15,174
CoreSite Realty Corp.	629	81,172
Crown Castle International Corp.	8,993	1,499,133
Equinix, Inc.	2,039	1,601,594
Equity Lifestyle Properties, Inc.	1,630	111,362
Extra Space Storage, Inc.	2,037	210,504
Iron Mountain, Inc.	3,787	106,756
Public Storage	2,285	456,726
SBA Communications Corp. Class A	347	108,104
Simon Property Group, Inc.	5,554	346,292
		7,230,385
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	1,968	66,538
TOTAL COMMON STOCKS
(Cost $273,229,618)		364,998,359
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $309,889)	310,000	309,923
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.14% (d)	2,400,022	$2,400,742
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	7,417,741	7,418,482
TOTAL MONEY MARKET FUNDS
(Cost $9,818,984)		9,819,224
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $283,358,491)		375,127,506
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,209,249)
NET ASSETS - 100%		$367,918,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	11	Sept. 2020	$2,395,910	$225,940	$225,940
CME E-mini S&P 500 Index Contracts (United States)	3	Sept. 2020	489,525	5,569	5,569
TOTAL FUTURES CONTRACTS					$231,509

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $309,923.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,194
Fidelity Securities Lending Cash Central Fund	4,323
Total	$12,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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